Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$330,378
Series A, 5.00%, 09/01/23	325	357,910
Series B, 5.00%, 09/01/23	310	341,391
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	108,965
Series A, 3.00%, 06/01/23	85	89,388
Series A, 5.00%, 02/01/23	505	541,983
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/23	125	138,694
Series B, 5.00%, 01/01/23	290	310,103
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	130	141,102
Series D, 5.00%, 05/01/23	115	124,821
State of Alabama GO
Series A, 5.00%, 08/01/23	125	137,220
Series A, 5.00%, 11/01/23	400	443,820
Series C, 5.00%, 08/01/23	155	170,153
Series C, 5.00%, 11/01/23	290	321,770
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	125	136,562
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	149,012
		3,843,272
Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	181,672
State of Alaska GO, Series B, 5.00%, 08/01/23	75	82,300
		263,972
Arizona — 3.0%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	210	229,678
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	37,411
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	401,477
Arizona State University RB
5.00%, 08/01/23	150	164,727
Series B, 5.00%, 07/01/23	220	240,527
Series C, 5.00%, 07/01/23	295	322,524
Arizona Transportation Board RB
5.00%, 07/01/23	860	940,303
Series A, 5.00%, 07/01/23	100	109,371
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	130	143,732
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	38,273
City of Phoenix AZ GO
4.00%, 07/01/23	685	735,976
5.00%, 07/01/23	120	131,221
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	650	710,566
5.50%, 07/01/23 (NPFGC)	85	93,742
Series A, 5.00%, 07/01/23	490	536,048
Series B, 5.00%, 07/01/23	610	667,365
Series D, 5.00%, 07/01/23	375	409,913
SeriesB, 5.00%, 07/01/23	140	153,176
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	131,318
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	155	169,587
County of Pima AZ GOL, 4.00%, 07/01/23	310	332,945
Security	Par (000)	Value

Arizona (continued)
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	$435	$475,674
Maricopa County Community College District GO, 5.00%, 07/01/23	200	218,216
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	75	82,043
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	43,383
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/23	280	306,295
Series B, 5.00%, 07/01/23	175	191,434
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	148,295
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	390,409
Series A, 5.00%, 01/01/23	610	652,465
State of Arizona COP, 5.00%, 09/01/23	260	286,270
University of Arizona (The) RB
5.00%, 06/01/23	215	234,316
5.00%, 08/01/23	55	60,400
		9,789,080
Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	35	37,652
5.00%, 04/01/23	315	340,625
5.00%, 10/01/23	535	591,390
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	116,252
		1,085,919
California — 10.4%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,670
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	193,164
Bay Area Toll Authority RB
5.00%, 04/01/23	100	108,100
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	100	108,236
Series S-4, 5.25%, 04/01/53 (PR 04/01/24)	135	146,678
Benicia Unified School District GO, Series B, 0.00%, 08/01/23
(NPFGC)(a)	80	79,487
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	590	637,121
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	27,827
Series A, 4.00%, 03/01/23	70	74,284
Series A, 5.00%, 11/15/23	15	16,672
Series B, 5.00%, 11/15/23	110	122,197
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/23	185	204,734
California State Public Works Board RB
5.00%, 09/01/23	200	220,296
Series A, 5.00%, 03/01/23	170	183,112
Series A, 5.00%, 09/01/23	175	192,759
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	16,425
Series B, 5.00%, 10/01/23	665	735,093
Series C, 5.00%, 11/01/23	65	72,105
Series D, 5.00%, 09/01/23	540	594,800
Series F, 5.00%, 05/01/23	135	146,480
Series F, 5.00%, 09/01/23	255	280,878

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 09/01/23	$20	$22,030
Series H, 5.00%, 06/01/23	180	196,032
Series H, 5.00%, 12/01/23	125	139,151
Series I, 5.00%, 11/01/23	545	604,575
California State University RB, Series A, 5.00%, 11/01/23	835	926,835
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	172,621
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	100	107,082
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	450	499,190
Series B, 5.00%, 11/01/23	100	110,931
Coast Community College District GO, Series A, 5.00%, 08/01/23	100	109,861
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/23	300	323,138
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	120	132,731
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	160	174,437
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	50	54,706
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	149,246
Folsom Cordova Unified School District School Facilities
Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23
(NPFGC)(a)	195	193,218
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	153,686
Huntington Beach Union High School District GO, 5.00%, 08/01/23	135	147,969
Irvine Ranch Water District ST, 5.00%, 02/01/23	30	32,211
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	167,195
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	49,719
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	104,502
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	164,086
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	395	433,949
Series C, 5.00%, 08/01/23	335	368,033
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/23	560	610,636
Series A, 5.00%, 07/01/23	600	656,710
Series C, 5.00%, 07/01/23	185	202,486
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/23	250	273,579
Series A, 5.00%, 07/01/23	445	486,970
Series B, 4.00%, 07/01/23	150	161,283
Series B, 5.00%, 07/01/23	165	180,562
Series D, 4.00%, 07/01/23	205	220,420
Series E, 5.00%, 07/01/23	165	180,562
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	532,232
Series A, 5.00%, 07/01/23	1,900	2,079,196
Series C, 5.00%, 07/01/23	185	202,448
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/23	150	164,177
Series B, 5.00%, 09/01/23	75	82,628
Security	Par (000)	Value

California (continued)
Modesto Irrigation District RB, 5.00%, 10/01/23	$220	$243,442
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	21,964
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	400	444,012
Newport Mesa Unified School District GO, 0.00%, 08/01/23
(NPFGC)(a)	50	49,838
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	198,955
Rancho Santiago Community College District GO, 4.00%, 09/01/23	45	48,682
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	940	1,024,632
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	34,901
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/23	75	81,127
San Diego County Water Authority RB, 5.00%, 05/01/23	100	108,559
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	55,163
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	149,624
Series H-2, 3.00%, 07/01/23	200	211,184
Series H-2, 5.00%, 07/01/23	350	382,939
Series J-2, 5.00%, 07/01/23	85	92,999
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series D, 5.00%, 05/01/23	135	146,529
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	198,465
Series A, 5.00%, 09/01/23	195	215,004
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	27,236
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	160	159,373
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	109,601
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	125	135,119
Series A, 5.00%, 09/01/23	125	137,713
Series B, 0.00%, 09/01/23 (NPFGC)(a)	130	129,410
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	114,225
Santa Clara Unified School District GO, 5.00%, 07/01/23	75	82,028
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	290	318,596
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	100	99,597
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	305	333,396
State of California Department of Water Resources RB
5.00%, 12/01/23	125	139,369
Series AW, 5.00%, 12/01/23	115	128,219
Series AX, 5.00%, 12/01/23	415	462,705
Series BA, 5.00%, 12/01/23	235	262,013
State of California GO
4.00%, 03/01/23	75	79,652
4.00%, 05/01/23	160	170,935
4.00%, 10/01/23	315	341,691
5.00%, 02/01/23	100	107,370
5.00%, 08/01/23	2,015	2,213,264
5.00%, 09/01/23	895	986,615

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/23	$930	$1,028,880
5.00%, 11/01/23	1,425	1,582,133
5.00%, 12/01/23	320	356,546
Series A, 5.00%, 08/01/23	595	653,544
Series B, 5.00%, 09/01/23	550	606,300
Torrance Unified School District GO, 5.00%, 08/01/39
(PR 08/01/23)	200	219,690
University of California RB
Series A, 5.00%, 05/15/23	335	364,433
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,125	2,311,701
Series AO, 5.00%, 05/15/23	495	538,490
Series AR, 4.00%, 05/15/23	210	224,708
		33,913,712
Colorado — 0.7%
Adams County School District No. 1 GO, 4.00%, 12/01/23	250	272,371
Board of Water Commissioners City & County of Denver (The)
RB, Series B, 5.00%, 09/15/23	130	143,518
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	355	394,191
Series B, 5.00%, 11/15/23	200	222,079
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	111,113
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	240	267,051
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23
(NPFGC)(a)	120	119,010
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	540,937
University of Colorado RB, Series A-2, 5.00%, 06/01/23	240	261,469
		2,331,739
Connecticut — 1.9%
City of Stamford CT GO, 5.00%, 06/01/23	100	108,965
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)(c)	500	507,279
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(b)(c)	1,030	1,105,431
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	136,254
State of Connecticut GO
Series A, 5.00%, 03/15/23	275	296,963
Series A, 5.00%, 04/15/23	520	563,658
Series A, 5.00%, 10/15/23	505	559,386
Series B, 3.00%, 06/01/23	150	158,055
Series B, 5.00%, 04/15/23	200	216,792
Series B, 5.00%, 05/15/23	335	364,496
Series D, 5.00%, 06/15/23	120	131,056
Series E, 5.00%, 09/01/23	55	60,606
Series F, 5.00%, 09/15/23	175	193,158
Series F, 5.00%, 11/15/23	200	222,323
Series H, 5.00%, 11/15/23	120	133,394
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/23	90	96,279
Series A, 5.00%, 08/01/23	275	301,942
Series A, 5.00%, 09/01/23	190	209,365
Series A, 5.00%, 10/01/23	455	503,167
Series B, 5.00%, 08/01/23	105	115,287
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	52,998
Series A, 5.00%, 02/15/23	100	107,529
Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 04/15/23	$100	$108,342
		6,252,725
Delaware — 1.1%
City of Wilmington DE GO, 3.00%, 06/01/23	160	168,501
County of New Castle DE GO
5.00%, 04/01/23	100	108,205
5.00%, 10/01/23	165	182,467
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	42,667
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,205	1,318,161
State of Delaware GO
5.00%, 02/01/23	405	434,977
Series C, 5.00%, 03/01/23	640	689,998
Series A, 5.00%, 02/01/23	90	96,662
Series B, 5.00%, 07/01/23	165	180,595
Series C, 5.00%, 03/01/23	140	150,937
Series D, 5.00%, 07/01/23	125	136,814
		3,509,984
District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/23	975	1,063,161
Series B, 5.00%, 06/01/23	350	381,647
District of Columbia RB
5.00%, 07/15/23	20	21,879
Series A, 5.00%, 12/01/23	360	400,755
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	150	165,879
Series B, 5.00%, 10/01/23	215	237,810
Series C, 5.00%, 10/01/23	130	143,762
Washington Metropolitan Area Transit Authority RB
Series A-1, 5.00%, 07/01/23	150	163,814
Series B, 5.00%, 07/01/23	220	240,260
		2,818,967
Florida — 4.0%
City of Jacksonville FL RB
5.00%, 10/01/23	110	121,392
Series C, 5.00%, 10/01/23	100	110,082
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	149,167
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	38,673
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	110,402
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	90	99,424
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	165	182,278
County of Miami-Dade FL GO
5.00%, 07/01/23	25	27,348
Series 2015-D, 5.00%, 07/01/23	120	131,269
Series A, 5.00%, 07/01/23	390	426,625
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	501,341
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	725	800,417
Series B, 5.00%, 10/01/23	90	99,362
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	138,973
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	121,670

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	$180	$199,014
Florida Department of Environmental Protection RB
5.00%, 07/01/23	475	519,607
Series A, 5.00%, 07/01/23	565	618,059
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	210	230,441
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	71,791
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	700	766,020
Series B, 5.00%, 07/01/23	490	536,214
Series C, 5.00%, 07/01/23	25	27,358
Hillsborough County School Board COP
5.00%, 07/01/23	100	109,148
Series A, 5.00%, 07/01/23	60	65,489
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	186,117
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	90,868
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	98,646
Series D, 5.00%, 08/01/23	50	54,803
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	298,459
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	297,406
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	150	163,662
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	50	54,814
Series B, 5.00%, 08/01/23	150	164,474
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	21,871
Reedy Creek Improvement District GOL
5.00%, 06/01/23	75	81,680
Series A, 5.00%, 06/01/23	255	277,713
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	90	96,619
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	260	280,280
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	294,701
Series B, 5.00%, 07/01/23	170	185,552
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	21,830
State of Florida Department of Transportation Turnpike System
Revenue RB, Series B, 5.00%, 07/01/23	140	153,204
State of Florida GO
Series A, 5.00%, 06/01/23	670	730,453
Series A, 5.00%, 07/01/23	940	1,028,085
Series B, 5.00%, 06/01/23	595	648,685
Series C, 5.00%, 06/01/23	355	387,030
Series E, 5.00%, 06/01/23	210	228,948
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	235	257,021
Series B, 5.00%, 07/01/23	610	667,161
Volusia County School Board COP, Series A, 5.00%, 08/01/23
(BAM)	110	120,777
		13,092,423
Georgia — 1.4%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	160	177,566
Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 11/01/23	$75	$83,234
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	66,653
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	40	43,118
Forsyth County School District GO, 5.00%, 02/01/23	130	139,602
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	125	136,182
Gwinnett County Development Authority COP, 5.25%, 01/01/23
(NPFGC)	115	123,411
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	549,197
State of Georgia GO
Series A, 5.00%, 07/01/23	785	859,036
Series A-1, 5.00%, 02/01/23	450	483,167
Series C, 5.00%, 07/01/23	75	82,074
Series C-1, 5.00%, 07/01/23	150	164,147
Series D, 5.00%, 02/01/23	355	381,165
Series E, 5.00%, 12/01/23	140	155,989
Series F, 5.00%, 01/01/23	1,000	1,069,615
		4,514,156
Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	607,007
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/23	120	132,178
Series A, 5.00%, 10/01/23	200	221,081
Series B, 4.00%, 10/01/23	100	108,383
Series B, 5.00%, 09/01/23	360	396,533
Series B, 5.00%, 10/01/23	100	110,540
Series C, 5.00%, 10/01/23	145	160,283
Series E, 4.00%, 09/01/23	145	156,706
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	82,578
State of Hawaii GO
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	356,379
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	570,206
Series EO, 5.00%, 08/01/23 (ETM)	50	54,828
Series EP, 5.00%, 08/01/23	320	351,215
Series EY, 5.00%, 10/01/23	385	425,580
Series EZ, 5.00%, 10/01/23	50	55,270
Series FE, 5.00%, 10/01/23	300	331,621
Series FG, 4.00%, 10/01/23	135	146,316
Series FG, 5.00%, 10/01/23	70	77,378
Series FH, 5.00%, 10/01/23	50	55,270
Series FK, 4.00%, 05/01/23	75	80,139
Series FK, 5.00%, 05/01/23	175	190,042
Series FN, 5.00%, 10/01/23	130	143,702
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23	100	106,962
Series B, 4.00%, 01/01/23	165	174,160
Series B, 5.00%, 01/01/23	280	299,492
		5,393,849
Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	110	120,334

Illinois — 2.0%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	52,282
Series C, 5.00%, 01/01/23	100	106,873
Series B, 5.00%, 01/01/23	500	534,364
Series D, 5.00%, 01/01/23	90	96,186

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/23	$200	$217,428
Illinois Finance Authority RB
5.00%, 01/01/23	335	358,222
5.00%, 07/01/23	700	765,594
5.00%, 12/01/23	275	305,996
Series A, 5.00%, 10/01/23	135	149,167
State of Illinois GO
5.00%, 02/01/23	120	128,460
5.00%, 05/01/23	625	676,068
5.00%, 06/01/23	145	157,384
5.00%, 07/01/23	190	206,928
5.00%, 08/01/23	360	393,393
Series A, 5.00%, 04/01/23	215	231,768
Series A, 5.00%, 10/01/23	200	220,027
Series B, 5.00%, 03/01/23	250	268,563
Series B, 5.00%, 10/01/23	460	506,062
Series B, 5.00%, 12/01/23	50	55,373
Series D, 5.00%, 11/01/23	890	982,395
State of Illinois RB
5.00%, 06/15/23	100	108,304
First Series, 6.00%, 06/15/23 (NPFGC)	45	49,335
Series C, 4.00%, 06/15/23	25	26,612
		6,596,784
Indiana — 0.7%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23	60	64,422
Series A, 5.00%, 06/01/23	120	130,804
Series A, 5.00%, 12/01/23	35	38,945
Series B, 5.00%, 02/01/23	55	59,054
Series C, 5.00%, 12/01/23	930	1,035,516
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	138,686
Indiana University RB
Series A, 5.00%, 06/01/23	70	76,262
Series X, 5.00%, 08/01/23	135	148,169
Purdue University COP
5.25%, 07/01/23	145	159,309
Series A, 5.00%, 07/01/23	150	164,086
Purdue University RB
Series A, 4.00%, 07/01/23	85	91,360
Series BB-1, 5.00%, 07/01/23	75	82,043
		2,188,656
Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	239,638
Iowa City Community School District RB, 5.00%, 06/01/23	55	59,782
Iowa Finance Authority RB, 5.00%, 08/01/23	255	280,198
State of Iowa RB
5.00%, 06/15/23	145	158,188
Series A, 5.00%, 06/01/23	390	424,662
		1,162,468
Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	147,077
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	224,588
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	135	146,405
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	20	21,672
Security	Par (000)	Value

Kansas (continued)
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	$685	$754,061
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	109,607
		1,403,410
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	125	135,865

Louisiana — 0.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	27,284
State of Louisiana GO
Series A, 4.00%, 09/01/23	75	81,022
Series A, 5.00%, 02/01/23	210	225,412
Series A, 5.00%, 04/01/23	35	37,853
Series C, 5.00%, 07/15/23	150	164,309
Series C, 5.00%, 08/01/23	500	548,774
State of Louisiana RB, 5.00%, 09/01/23	60	66,089
		1,150,743
Maine — 0.7%
City of Portland ME GOL, 4.00%, 04/01/23	115	122,427
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	495	545,233
Series A, 5.00%, 11/01/23	125	138,754
Series C, 5.00%, 11/01/23	175	194,255
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	98,343
State of Maine GO, Series B, 5.00%, 06/01/23	990	1,079,517
		2,178,529
Maryland — 3.8%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	221,539
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	360,790
County of Anne Arundel MD GOL
5.00%, 04/01/23	115	124,416
5.00%, 10/01/23	35	38,721
County of Baltimore MD GO
5.00%, 02/01/23	510	547,750
5.00%, 11/01/23	180	199,848
County of Charles MD GO
5.00%, 10/01/23	150	165,948
5.00%, 11/01/23	10	11,103
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	263,615
County of Harford MD GO, 5.00%, 09/15/23	260	287,094
County of Howard MD GO, Series A, 5.00%, 02/15/23	155	166,769
County of Montgomery MD GO
Series A, 5.00%, 11/01/23	90	99,924
Series A, 5.00%, 12/01/23	350	389,971
Series B, 5.00%, 11/01/23	465	516,275
Series B, 5.00%, 12/01/23	570	635,096
Series C, 5.00%, 10/01/23	295	326,365
County of Prince George’s MD COP, 5.00%, 10/15/23	25	27,745
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	132,505
County of Prince George’s MD GOL, Series A, 5.00%, 07/01/23	235	257,211
State of Maryland Department of Transportation RB
4.00%, 09/01/23	305	329,890
5.00%, 02/15/23	690	742,171
5.00%, 09/01/23	200	220,473
5.00%, 10/01/23	910	1,006,753

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
5.00%, 08/01/23	$100	$109,839
First Series, 5.00%, 06/01/23	715	779,651
Second Series, 5.00%, 08/01/23	90	98,855
Series A, 5.00%, 03/01/23	275	296,484
Series A, 5.00%, 08/01/23	410	450,342
Series B, 4.00%, 08/01/23	595	641,687
Series C, 5.00%, 08/01/23	1,320	1,449,880
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23	185	198,207
5.00%, 06/01/23	535	582,962
5.00%, 06/15/23	575	627,637
		12,307,516
Massachusetts — 2.4%
City of Boston MA GO, Series A, 5.00%, 03/01/23	125	134,786
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	360	393,097
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	191,399
Series A, 4.20%, 08/01/23 (AMBAC)	100	108,203
Series A, 5.00%, 03/01/23	210	226,336
Series A, 5.00%, 05/01/23	105	114,025
Series A, 5.00%, 07/01/23	235	257,021
Series B, 5.00%, 01/01/23	100	106,961
Series B, 5.00%, 07/01/23	835	913,245
Series B, 5.25%, 08/01/23	70	77,207
Series B, 5.25%, 09/01/23 (AGM)	225	249,100
Series C, 5.00%, 10/01/23	110	121,645
Series C, 5.50%, 12/01/23 (AMBAC)	500	562,664
Series D, 5.00%, 07/01/23	280	306,238
Series E, 5.00%, 11/01/23	860	954,420
Series H, 5.00%, 12/01/23	55	61,254
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	290	315,998
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	460	503,105
Series B, 5.25%, 07/01/23	370	406,437
Series C, 5.50%, 07/01/23	75	82,744
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	215	236,109
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	84,518
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	425	462,175
Series A, 5.00%, 11/15/23 (ETM)	45	50,028
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	353,428
Series C, 4.00%, 08/15/23 (ETM)	60	64,752
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	150	160,115
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	115	126,267
Series B, 5.25%, 08/01/23 (AGM)	75	82,721
		7,705,998
Michigan — 1.0%
County of Macomb MI GOL, 4.00%, 05/01/23	100	106,852
Great Lakes Water Authority Water Supply System Revenue
RB, Series A, 5.00%, 07/01/23	250	272,066
Michigan Finance Authority RB
5.00%, 11/15/23	50	55,435
Series B, 5.00%, 10/01/23	110	121,645
Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	$820	$888,508
Series I, 5.00%, 10/15/23	140	155,012
State of Michigan GO
Series A, 5.00%, 05/01/23	55	59,677
Series A, 5.00%, 12/01/23	190	211,463
Series B, 5.00%, 11/01/23	20	22,181
State of Michigan RB, 5.00%, 03/15/23	500	538,574
University of Michigan RB, Series A, 5.00%, 04/01/23	700	757,434
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	77,873
		3,266,720
Minnesota — 1.4%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	27,762
County of Hennepin MN GO
Series C, 5.00%, 12/01/23	160	178,233
Series A, 5.00%, 12/01/23	95	105,826
Series C, 5.00%, 12/01/23	70	77,977
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	91,251
Metropolitan Council GO, Series A, 5.00%, 03/01/23	320	344,893
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	33,066
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	307,217
Southern Minnesota Municipal Power Agency RB, Series A,
5.00%, 01/01/23	115	122,565
State of Minnesota GO
Series D, 5.00%, 10/01/23	100	110,632
Series A, 5.00%, 08/01/23	495	543,705
Series B, 5.00%, 08/01/23	840	922,652
Series B, 5.00%, 10/01/23	250	276,580
Series D, 5.00%, 08/01/23	745	818,304
Series F, 5.00%, 10/01/23	175	193,606
State of Minnesota RB, Series A, 5.00%, 06/01/23	530	577,821
		4,732,090
Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	238,772

Missouri — 1.1%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	589,934
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	175	192,256
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	162,835
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	106,871
Series A, 5.00%, 05/01/23	220	238,951
Series B, 5.00%, 05/01/23	125	135,768
Series C, 5.00%, 02/01/23	620	665,794
Series S, 5.00%, 05/01/23	440	477,902
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	225	248,767
Series A, 4.00%, 04/01/23	295	314,205
Series B, 5.00%, 10/01/23	75	82,922
Missouri State Environmental Improvement & Energy
Resources Authority RB
Series A, 5.00%, 07/01/23	160	174,896
Series B, 5.00%, 01/01/23	80	85,510

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Series B, 5.00%, 07/01/23	$80	$87,448
		3,564,059
Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	215	229,460
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	705	757,182
		986,642
Nevada — 2.5%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	125,132
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	327,463
Series A, 5.00%, 06/15/23	300	327,463
Series B, 5.00%, 06/15/23	260	283,801
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	790	863,549
County of Clark Department of Aviation RB, Series A, 5.00%, 07/01/23	150	164,026
County of Clark NV GOL
5.00%, 06/01/23	75	81,680
5.00%, 11/01/23	580	642,431
Series A, 5.00%, 11/01/23	255	282,448
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	250	273,376
County of Clark NV RB, 5.00%, 07/01/23	670	732,378
Las Vegas Valley Water District GOL
Series A, 5.00%, 06/01/23	570	621,319
Series B, 5.00%, 12/01/23	125	139,213
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	43,603
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	163,511
Series B, 5.00%, 07/01/23	100	109,007
State of Nevada GOL
Series D, 5.00%, 04/01/23	335	362,076
Series D-1, 5.00%, 03/01/23	675	726,837
Series H-1, 5.00%, 06/01/23	210	228,705
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	925	1,030,639
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	251,413
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	206,740
Series F, 5.00%, 06/01/23	40	43,524
		8,030,334
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	136,335
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23	100	110,025
Series C, 5.25%, 08/15/23 (HERBIP)	100	110,532
Series E, 5.00%, 08/15/23	125	137,531
State of New Hampshire GO, Series A, 5.00%, 03/01/23	200	215,591
		710,014
New Jersey — 1.8%
County of Monmouth NJ GO
5.00%, 01/15/23	120	128,565
5.00%, 07/15/23	115	126,041
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/23 (GTD)	245	272,736
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP)	470	519,277
Security	Par (000)	Value

New Jersey (continued)
Series DDD, 5.00%, 06/15/23	$100	$108,918
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	222,117
Series NN, 5.00%, 03/01/23	800	860,378
Series UU, 5.00%, 06/15/23	50	54,459
Series XX, 5.00%, 06/15/23 (SAP)	305	332,199
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	81,550
5.00%, 06/15/23	120	130,701
Series B, 5.00%, 07/01/23	50	54,726
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	680	740,321
Series A, 5.75%, 06/15/23 (NPFGC)	100	110,314
Series AA, 5.00%, 06/15/23	230	250,510
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	10,695
Series B, 5.00%, 01/01/23	255	272,150
Series C, 5.00%, 01/01/23	170	181,433
State of New Jersey GO
5.00%, 06/01/23	460	500,528
Series A, 4.00%, 06/01/23	395	422,445
Series T, 5.00%, 06/01/23	350	380,837
		5,760,900
New Mexico — 1.0%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	158,558
County of Santa Fe NM RB, 5.00%, 06/01/23	185	201,335
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	140	152,605
State of New Mexico GO, Series B, 5.00%, 03/01/23	600	646,774
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	169,619
Series A, 5.00%, 07/01/23	1,250	1,367,892
Series B, 4.00%, 07/01/23	390	419,335
Series B, 5.00%, 07/01/23	40	43,772
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	130	141,203
Series C, 5.00%, 06/01/23	100	108,618
		3,409,711
New York — 10.1%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	411,660
Series A, 4.00%, 08/01/23	150	161,676
Series A, 5.00%, 08/01/23	490	537,902
Series C, 5.00%, 08/01/23	2,075	2,277,851
Series C-1, 5.00%, 08/01/23	250	274,440
Series D, 5.00%, 08/01/23	35	38,422
Series D-1, 5.00%, 08/01/23	50	54,888
Series E, 5.00%, 08/01/23	210	230,530
Series G, 5.00%, 08/01/23	705	773,921
Series H, 5.00%, 08/01/23	765	839,787
Series I, 5.00%, 03/01/23	65	70,056
Series I, 5.00%, 03/01/23 (ETM)	10	10,779
Series I, 5.00%, 08/01/23	250	274,440
Series J, 5.00%, 08/01/23	800	878,208
County of Albany NY GOL, 4.00%, 08/01/23	100	107,784
County of Nassau NY GOL, Series C, 5.00%, 04/01/28 (PR 04/01/23) (AGM)	515	557,142
Long Island Power Authority RB
5.00%, 09/01/23	250	275,315
Series A, 5.00%, 09/01/23	150	165,189

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	$10	$11,091
Series A-1, 5.00%, 11/15/23	50	55,290
Series A-2, 5.00%, 11/15/23	195	215,650
Series B, 5.00%, 11/15/23	930	1,028,488
Series B-3, 5.00%, 11/15/23	55	60,824
Series C, 5.00%, 11/15/23	160	176,943
Series C-1, 5.00%, 11/15/23	365	403,652
Series D, 5.00%, 11/15/23	400	442,319
Series F, 5.00%, 11/15/23	140	154,826
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	712,153
Series S-2, 5.00%, 07/15/23 (SAW)	370	405,371
Series S-3, 5.00%, 07/15/23 (SAW)	200	219,120
Series S-4A, 5.00%, 07/15/23 (SAW)	250	273,910
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/23	150	164,759
Series A-1, 4.00%, 08/01/23	125	134,808
Series A-1, 5.00%, 08/01/23	440	483,293
Series A-3, 5.00%, 08/01/23	210	230,663
Series B-1, 4.00%, 08/01/23	100	107,847
Series B-1, 5.00%, 11/01/23	100	111,003
Series C, 5.00%, 11/01/23	510	566,115
Series D, 5.00%, 11/01/23	315	349,659
Series E-1, 5.00%, 02/01/23	25	26,847
Series F-1, 5.00%, 02/01/23	295	316,789
Sub-Series C, 5.00%, 11/01/23	645	715,969
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	187,793
Series AA, 5.00%, 06/15/23	885	966,201
Series BB2, 4.00%, 06/15/23	60	64,397
Series DD, 5.00%, 06/15/23	385	420,325
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	27,705
Series B, 5.00%, 11/15/23	20	22,067
New York State Dormitory Authority RB
5.00%, 07/01/23	100	109,391
Series 2015 B-A, 5.00%, 03/15/23	110	118,767
Series A, 4.00%, 03/15/23	60	63,819
Series A, 4.00%, 10/01/23 (SAW)	240	257,734
Series A, 5.00%, 02/15/23	1,420	1,526,884
Series A, 5.00%, 03/15/23	1,365	1,473,785
Series A, 5.00%, 07/01/23	60	65,513
Series A, 5.00%, 10/01/23 (AGM)	65	71,434
Series A, 5.00%, 10/01/23 (SAW)	150	164,302
Series A, 5.00%, 02/15/36 (PR 02/15/24)	1,000	1,075,700
Series A, 5.50%, 05/15/23 (NPFGC)	205	224,838
Series B, 5.00%, 02/15/23	760	817,236
Series B, 5.00%, 07/01/23	315	344,327
Series B, 5.00%, 10/01/23	200	221,264
Series C, 5.00%, 03/15/23	835	901,546
Series D, 5.00%, 02/15/23	335	360,360
Series E, 5.00%, 02/15/23	325	349,573
Series E, 5.00%, 03/15/23	245	264,554
Series E, 5.00%, 10/01/23 (SAW)	50	54,767
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	217,534
5.00%, 06/15/23	460	502,200
Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 06/15/23	$110	$120,091
Series D, 5.00%, 09/15/23	40	44,141
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	160	170,902
Series L, 5.00%, 01/01/23	260	277,716
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,150	1,241,651
Series A-2, 5.00%, 03/15/23	175	188,947
Series C-1, 5.00%, 03/15/23	325	350,901
Series D, 5.00%, 03/15/23	805	869,155
Series E, 5.00%, 03/15/23	140	151,157
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	325	355,935
5.00%, 10/15/23	130	143,909
Series 179, 5.00%, 12/01/23	200	222,592
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	855	947,244
State of New York GO, Series A, 4.00%, 03/01/23	240	254,886
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	500	523,943
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	140	155,558
Series A, 5.00%, 11/15/23	155	172,225
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	107,998
Series B, 4.00%, 11/15/23	280	304,733
Series B, 5.00%, 11/15/23	270	300,004
		33,085,083
North Carolina — 2.1%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	54,454
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	44,546
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	21,797
County of Buncombe NC RB
5.00%, 06/01/23	310	337,611
Series A, 5.00%, 06/01/23	200	217,814
County of Durham NC GO, 5.00%, 10/01/23	200	221,265
County of Forsyth NC GO, 5.00%, 12/01/23	230	256,267
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	743,754
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	110,236
Series B, 5.00%, 12/01/23	25	27,855
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	325,958
County of Union NC GO, 5.00%, 09/01/23	665	733,072
County of Wake NC GO
5.00%, 04/01/23	120	129,846
Series B, 4.00%, 05/01/23	125	133,588
County of Wake NC RB
5.00%, 09/01/23	150	165,255
Series A, 5.00%, 12/01/23	255	283,932
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,336
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	117,349
Series E, 5.00%, 01/01/23	10	10,668
State of North Carolina GO
5.00%, 06/01/23	65	70,865
Series A, 5.00%, 06/01/23	1,565	1,706,207
State of North Carolina RB
5.00%, 03/01/23	560	602,493

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 05/01/23	$260	$282,396
Series C, 5.00%, 05/01/23	155	168,352
		6,781,916
North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	116,091

Ohio — 3.5%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	211,604
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	175	191,505
Series 2017-1, 4.00%, 04/01/23	500	532,724
Series 5, 5.00%, 08/15/23	270	297,008
Series A, 4.00%, 07/01/23	25	26,880
Series A, 5.00%, 02/15/23	260	279,701
Series A, 5.00%, 04/01/23	170	183,948
Series A, 5.00%, 08/15/23	130	143,004
Series A, 5.00%, 08/15/28 (PR 08/15/24)	225	247,389
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	297,008
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	149,881
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	22,254
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	181,854
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28
(PR 05/15/24)	625	679,669
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	150	166,944
Series A, 5.00%, 12/01/23	160	177,876
Ohio State University (The) RB, Series A, 5.00%, 12/01/23	270	300,768
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	330	354,951
Series A-1, 5.00%, 02/15/23	290	311,927
Ohio University RB, Series A, 5.00%, 12/01/23	100	111,023
Ohio Water Development Authority RB
5.00%, 12/01/23	595	662,951
Series A, 5.00%, 06/01/23	205	223,418
Series B, 5.00%, 12/01/23	130	144,847
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 06/01/23	180	196,172
5.00%, 12/01/23	255	284,122
5.50%, 06/01/23	235	258,258
5.50%, 12/01/23	150	168,874
Series 2015A, 5.00%, 12/01/23	240	267,409
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	275	302,907
State of Ohio GO
Series A, 5.00%, 03/01/23	155	167,083
Series A, 5.00%, 03/15/23	135	145,782
Series A, 5.00%, 05/01/23	370	401,804
Series A, 5.00%, 08/01/23	345	378,946
Series A, 5.00%, 09/15/23	270	298,075
Series B, 4.00%, 09/01/23	200	216,277
Series B, 5.00%, 08/01/23	185	203,203
Series C, 5.00%, 09/01/23	90	99,193
Series C, 5.00%, 11/01/23	100	111,003
Series S, 5.00%, 04/01/23	50	54,103
Series S, 5.00%, 05/01/23	110	119,455
Security	Par (000)	Value

Ohio (continued)
Series T, 5.00%, 11/01/23	$150	$166,504
Series V, 5.00%, 05/01/23	500	542,978
Series W, 4.00%, 05/01/23	150	160,279
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	126,747
State of Ohio RB
Series A, 5.00%, 02/01/23	100	107,371
Series A, 5.00%, 04/01/23	230	248,831
Series C, 5.00%, 12/01/23	440	489,812
		11,414,322
Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	231,689
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	725	789,854
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	142,689
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	344,454
Series A, 5.00%, 01/01/23	45	48,113
Series A, 5.00%, 07/01/23	140	153,091
Series B, 5.00%, 07/01/23	200	218,701
Series C, 5.00%, 01/01/23	100	106,917
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	196,904
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	189,966
Oklahoma Water Resources Board RB
5.00%, 04/01/23	320	346,144
Series A, 5.00%, 04/01/23	75	81,127
		2,849,649
Oregon — 2.0%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	55	60,342
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	99,486
Series B, 5.00%, 06/15/23	310	338,256
Series B, 5.00%, 10/01/23	115	127,095
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	237,935
City of Salem OR GO, 5.00%, 06/01/23	100	109,004
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	81,680
Deschutes & Jefferson Counties School District No. 2J
Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,857
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	235	256,605
Oregon State Business Development Commission RB, Series 232, VRDN,2.40%, 12/01/40 (Put 02/07/23)(b)(c)	350	364,610
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	365	394,884
Series B, 5.00%, 04/01/23	135	146,053
Series C, 5.00%, 04/01/23	145	156,872
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	191,257
Portland Community College District GO, 5.00%, 06/15/23	190	207,280
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	149,523
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	110	122,251
Series A, 5.00%, 11/15/23	585	650,152
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,000	1,111,726
State of Oregon GO
Series A, 5.00%, 08/01/23	50	54,909

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series C, 5.00%, 06/01/23	$100	$109,003
Series D, 5.00%, 05/01/23	295	320,357
Series F, 5.00%, 05/01/23	100	108,596
Series G, 5.00%, 11/01/23	45	49,951
Series H, 5.00%, 05/01/23	495	537,548
Series L, 5.00%, 08/01/23	235	258,073
Series O, 5.00%, 08/01/23	70	76,888
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	22,034
		6,387,227
Pennsylvania — 2.1%
City of Philadelphia PA GO
5.00%, 08/01/23	250	274,281
Series A, 5.00%, 08/01/23	115	126,169
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	588,044
First Series, 5.00%, 02/01/23	110	118,056
First Series, 5.00%, 03/01/23	265	285,483
First Series, 5.00%, 03/15/23	195	210,441
First Series, 5.00%, 04/01/23	185	200,050
First Series, 5.00%, 06/15/23	160	174,615
First Series, 5.00%, 08/15/23	815	895,997
First Series, 5.00%, 09/15/23	200	220,617
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	378,579
Second Series, 5.00%, 09/15/23	300	330,925
Second Series, 5.00%, 10/15/23	570	630,985
County of Lehigh PA GO, 4.00%, 11/15/23	650	706,480
Delaware County Authority RB
5.00%, 08/01/23	110	120,452
5.00%, 12/01/23	75	83,268
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	225	245,686
Pennsylvania State University (The) RB, Series B, 5.00%, 09/01/23	125	137,713
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	490	545,607
Series A, 5.25%, 07/15/23 (AGM)	175	192,509
Series A-1, 5.00%, 12/01/23	225	250,472
Series B, 5.00%, 12/01/23	35	38,893
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	130,642
		6,885,964
Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	385	419,636
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	236,724
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series A, 5.00%, 10/01/23	295	326,162
Series B, 5.00%, 10/01/23	500	552,816
Series C, 5.00%, 10/01/23	25	27,641
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	159,784
State of Rhode Island GO
Series A, 3.00%, 08/01/23	400	423,332
Series A, 5.00%, 05/01/23	150	162,893
Series D, 5.00%, 08/01/23	325	356,909
Series A, 5.00%, 08/01/23	50	54,909
		2,720,806
Security	Par (000)	Value

South Carolina — 0.2%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	$120	$133,675
South Carolina Transportation Infrastructure Bank RB, 5.00%, 10/01/23	55	60,784
State of South Carolina GO
Series A, 5.00%, 04/01/23 (SAW)	275	297,563
Series A, 5.00%, 08/01/23 (SAW)	200	219,679
		711,701
Tennessee — 2.3%
City of Memphis TN GO
5.00%, 05/01/23	370	401,395
Series A, 5.00%, 11/01/23	125	138,664
County of Blount TN GO, Series B, 5.00%, 06/01/23	260	282,907
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	220	238,870
County of Knox TN GO
5.00%, 04/01/23	50	54,068
5.00%, 06/01/23	175	190,621
County of Shelby TN GO
Series A, 4.00%, 03/01/23	250	265,465
Series A, 5.00%, 03/01/23	160	172,420
County of Sumner TN GO, 5.00%, 12/01/23	45	50,128
County of Washington TN GO, Series A, 4.00%, 06/01/23	75	80,297
County of Williamson TN GO, 5.00%, 04/01/23	70	75,716
Metropolitan Government Nashville & Davidson County Sports Authority RB, 5.00%, 07/01/23	80	87,383
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	175	190,375
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,230	1,345,758
Series A, 5.00%, 07/01/23	280	306,351
Series A, 5.00%, 01/01/29 (PR 01/01/24)	25	26,738
Series A, 5.00%, 01/01/33 (PR 01/01/24)	1,250	1,336,901
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	76,588
Series B, 5.00%, 07/01/23	100	109,411
State of Tennessee GO
Series A, 5.00%, 08/01/23	870	955,602
Series A, 5.00%, 09/01/23	250	275,591
Series B, 5.00%, 08/01/23	140	153,775
Tennessee State School Bond Authority RB
5.00%, 11/01/23	40	44,363
Series A, 5.00%, 11/01/23	170	188,542
Series B, 5.00%, 11/01/23	510	565,627
		7,613,556
Texas — 11.4%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	188,204
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	242,012
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	252,542
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	413,986
Austin Community College District GOL, 5.00%, 08/01/23	215	235,972
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	109,649

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Austin Independent School District GO
Series B, 5.00%, 08/01/23	$460	$504,969
Series B, 5.00%, 08/01/23 (PSF)	190	208,574
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	48,359
Series B, 5.00%, 02/15/23 (PSF)	40	42,986
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	220	241,864
Series I, 5.00%, 08/15/23	375	412,269
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	264,912
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	106,740
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	248,049
Series C, 5.00%, 08/15/23	625	685,633
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	261,115
City of Austin TX GOL, 5.00%, 09/01/23	390	429,835
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	43,507
5.00%, 11/15/23	215	238,997
Series A, 5.00%, 05/15/23	145	157,712
Series A, 5.00%, 11/15/23	375	416,855
City of Denton TX GOL, 5.00%, 02/15/23	115	123,418
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	165	177,476
City of Garland TX GOL, 5.00%, 02/15/23	165	177,369
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/23	140	155,694
Series C, 5.00%, 05/15/23	355	386,123
Series D, 5.00%, 11/15/23	175	194,618
Serries C, 5.00%, 11/15/23	225	250,223
City of Houston TX GOL, Series A, 5.00%, 03/01/23	135	145,479
City of Lubbock TX GOL, 5.00%, 02/15/23	110	118,140
City of Plano TX GOL, 5.00%, 09/01/23	180	198,466
City of Round Rock TX GOL, 5.00%, 08/15/23	75	82,421
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	175	187,926
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	505	542,300
5.00%, 02/01/23 (ETM)	330	354,038
City of San Antonio TX GOL, 5.00%, 02/01/23	520	558,408
City of Waco TX GOL, 5.00%, 02/01/23	20	21,465
Clear Creek Independent School District GO, 5.00%, 02/15/23	140	150,428
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	241,832
Series A, 5.00%, 02/15/23 (PSF)	165	177,343
County of Bexar TX GOL, 5.00%, 06/15/23	310	338,133
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	99,507
County of Harris TX RB
5.00%, 08/15/23	275	302,390
Series A, 5.00%, 08/15/23	200	219,920
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	593,152
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	570	612,823
Series A, 5.00%, 02/15/23 (PSF)	35	37,629
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	166,981
Series A, 5.00%, 12/01/23	315	350,661
Security	Par (000)	Value

Texas (continued)
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	$160	$177,413
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	109,938
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	115,480
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	88,020
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	967,985
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	99,603
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	335	368,365
Houston Community College System GOL, 5.00%, 02/15/23	270	290,067
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	350	376,464
Series A, 5.00%, 02/15/23 (PSF)	185	198,988
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	53,652
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	102,183
Series A, 5.00%, 02/15/23 (PSF)	370	397,976
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	53,764
Killeen Independent School District GO, 5.00%, 02/15/23	180	193,465
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	161,032
Series A, 5.00%, 08/01/23 (PSF)	390	428,209
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	27,407
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	238,999
5.00%, 08/15/23 (PSF)	20	21,983
Series A, 5.00%, 08/15/23	85	93,429
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,787
Series B, 5.00%, 08/15/23	20	21,970
Series D, 0.00%, 08/15/23 (PSF)(a)	95	94,604
Lewisville Independent School District GO
5.00%, 08/15/23	200	219,877
5.00%, 08/15/23 (PSF)	800	880,024
Series A, 4.00%, 08/15/23 (PSF)	35	37,790
Series A, 5.00%, 08/15/23 (PSF)	170	187,005
Series B, 5.00%, 08/15/23	60	65,963
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	360,006
Lower Colorado River Authority RB
5.00%, 05/15/23	230	250,165
Series B, 5.00%, 05/15/23	355	386,123
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	98,886
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	109,607
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	404,899
Series A, 5.00%, 11/01/23	105	116,478
Series B, 5.00%, 11/01/23	415	460,364
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	225	247,139
5.25%, 02/01/23 (PSF)	220	236,622
Series B, 5.00%, 02/01/23 (PSF)	125	133,978

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB
5.00%, 06/01/23	$305	$332,325
6.25%, 06/01/23	75	83,450
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/23	390	429,664
North Texas Tollway Authority RB
5.00%, 01/01/23	300	320,619
5.00%, 01/01/23 (ETM)	190	203,209
Series A, 5.00%, 01/01/23	570	609,175
Series B, 5.00%, 01/01/23	280	299,244
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	121,880
5.00%, 06/15/23 (PSF)	25	27,308
5.00%, 08/01/23 (PSF)	75	82,395
5.00%, 08/15/23 (PSF)	390	429,180
Series A, 5.00%, 08/15/23 (PSF)	65	71,530
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	214,833
Series B, 5.00%, 02/15/23 (PSF)	120	128,900
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	102,107
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	200	218,782
Series A, 5.00%, 07/01/23	170	185,965
Series A, 5.25%, 07/01/23	195	214,243
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	54,695
Series B, 5.00%, 07/01/23	140	153,147
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	365	392,480
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	187,979
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	90	98,817
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	203,999
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	266,341
Series B, 5.00%, 05/15/23	160	173,937
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	110,150
Spring Branch Independent School District GOL, Series A,
5.00%, 02/01/23 (PSF)	185	198,577
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	461,469
State of Texas GO
5.00%, 04/01/23	150	162,281
5.00%, 08/01/23	150	164,727
5.00%, 10/01/23	760	840,805
Series F, 5.00%, 10/01/23	120	132,759
Series A, 5.00%, 10/01/23	470	519,971
Series B-1, 5.00%, 08/01/23	45	49,418
Series D, 5.00%, 05/15/23	100	108,786
Series I, 5.00%, 04/01/23	115	124,416
State of Texas GOL, Series A, 5.00%, 08/01/23	175	192,182
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	109,843
5.00%, 12/01/23	40	44,469
Tarrant Regional Water District Water Supply System RB
5.00%, 03/01/23	410	441,894
Series A, 5.00%, 03/01/23	145	156,280
Security	Par (000)	Value

Texas (continued)
Texas A&M University RB
Series B, 5.00%, 05/15/23	$180	$195,781
Series D, 5.00%, 05/15/23	35	38,068
Series E, 5.00%, 05/15/23	210	228,411
Texas State Technical College RB, 5.00%, 10/15/23	20	22,140
Texas State University System RB
5.00%, 03/15/23	170	183,519
Series A, 5.00%, 03/15/23	1,300	1,403,384
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	697,128
Series A, 5.00%, 04/01/23	160	173,100
Series A, 5.00%, 10/01/23	150	165,983
Texas Water Development Board RB
5.00%, 04/15/23	100	108,378
5.00%, 08/01/23	125	137,299
Series A, 5.00%, 04/15/23	635	688,200
Series A, 5.00%, 10/15/23	250	277,041
Series B, 5.00%, 10/15/23	200	221,633
Trinity River Authority Central Regional Wastewater System
Revenue RB, 5.00%, 08/01/23	75	82,332
Trinity River Authority RB, 5.00%, 02/01/23	155	166,157
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	27,479
University of Houston RB, 4.00%, 02/15/23	85	90,124
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	108,163
University of Texas System (The) RB
Series C, 5.00%, 08/15/23	375	412,269
Series D, 5.00%, 08/15/23	460	505,716
Series H, 5.00%, 08/15/23	25	27,485
Series J, 5.00%, 08/15/23	100	109,938
		37,138,772
Utah — 2.2%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	404,886
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	121,544
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	107,261
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,924,137
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	179,856
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	305,785
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	82,957
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	350	384,068
Series B, 5.00%, 08/01/23	175	192,034
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,178,791
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	619,550
Series B-1, 5.00%, 08/01/23	205	224,954
Utah Associated Municipal Power Systems RB, Series A, 5.00%, 09/01/23	620	680,598
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	405	439,973
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	267,283
Washington County School District Board of Education/St
George GO, 5.00%, 03/01/23 (GTD)	110	118,557
		7,232,234
Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	109,938

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont (continued)
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	$25	$27,566
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	27,843
		165,347
Virginia — 4.9%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,104,778
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	274,003
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,010
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	65,904
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	355	389,404
Series A, 5.00%, 08/01/23 (SAW)	35	38,392
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	175	187,543
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	535,886
Series B, 5.00%, 06/01/23	100	109,004
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	77,702
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW)	700	774,426
Series B, 5.00%, 04/01/23 (SAW)	75	81,167
Series B, 5.00%, 10/01/23 (SAW)	590	652,730
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	100	109,818
Series A, 5.00%, 08/01/23	165	181,200
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	140	155,954
Series A, 5.00%, 12/01/23 (SAW)	600	668,374
County of Prince William VA COP, 5.00%, 10/01/23	120	132,428
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	109,797
Fairfax County Water Authority RB, 5.00%, 04/01/23	515	557,346
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	547,056
Town of Leesburg VA GO, 5.00%, 01/15/23	125	133,978
Virginia College Building Authority RB
Series A, 5.00%, 02/01/23	360	386,647
Series A, 5.00%, 09/01/23	40	44,103
Series A, 5.00%, 02/01/28 (PR 02/01/24)	1,025	1,100,465
Series E-1, 5.00%, 02/01/23	295	316,835
Series E-2, 5.00%, 02/01/23	555	596,080
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	765	832,357
5.00%, 09/15/23	115	126,880
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,187,606
Series A, 5.00%, 05/15/23	180	195,849
Series C, 5.00%, 05/15/23	90	97,924
Virginia Public Building Authority RB
Series C, 5.00%, 08/01/23	365	401,068
Series A, 4.00%, 08/01/23	145	156,438
Series A, 5.00%, 08/01/23	215	236,246
Series A, 5.00%, 08/01/26 (PR 08/01/24)	220	241,473
Series B, 5.00%, 08/01/23	700	769,172
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW)	150	161,694
5.00%, 07/15/23 (SAW)	25	27,369
5.00%, 08/01/23 (SAW)	390	428,209
Series B, 5.00%, 08/01/23	100	109,797
Series A, 5.00%, 08/01/23 (SAW)	220	241,553
Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 08/01/23 (SAW)	$105	$115,287
Series VI, 5.00%, 04/15/23	155	167,986
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	415	459,028
Virginia Resources Authority RB
Series A, 4.00%, 11/01/23	100	108,761
Series A, 5.00%, 11/01/23	80	88,802
Series B, 5.00%, 11/01/23	200	222,006
Series S, 5.00%, 11/01/23	390	432,912
		16,150,447
Washington — 4.9%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	100	108,187
5.00%, 07/01/23	50	54,706
City of Seattle WA GO, 5.00%, 12/01/23	100	111,445
City of Seattle WA GOL
Series A, 5.00%, 04/01/23	445	481,512
Series A, 5.00%, 06/01/23	100	109,023
Series A, 5.00%, 11/01/23	100	111,027
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	230	253,391
Series B, 5.00%, 04/01/23	350	378,656
Series C, 5.00%, 09/01/23	290	319,494
Series C, 5.00%, 10/01/23	195	215,598
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	160	173,753
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	390	434,152
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	219,241
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	235	251,359
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	111,396
County of King WA GOL
5.00%, 07/01/23	480	525,076
5.25%, 01/01/23	115	123,394
Series B, 5.00%, 12/01/23	165	183,803
Series E, 5.00%, 12/01/23	165	183,803
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	400	437,564
County of Snohomish WA GOL, 5.00%, 12/01/23	25	27,818
Energy Northwest RB
5.00%, 07/01/23	110	120,352
Series A, 4.00%, 07/01/23	150	161,253
Series A, 5.00%, 07/01/23	1,310	1,433,286
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	267,380
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	55,574
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	27,799
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	139,151
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	710	790,732
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	283,868
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	100,032

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	$175	$194,768
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	70,852
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	77,890
Port of Seattle WA GOL
5.00%, 01/01/23	55	58,821
5.00%, 06/01/23	225	245,214
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	75,399
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	155	172,547
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	136,032
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	27,787
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	21,790
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	183,598
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	155,537
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	272,797
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	72,342
State of Washington COP
Series A, 5.00%, 07/01/23	455	497,545
Series B, 5.00%, 07/01/23	235	256,974
State of Washington GO
Series C, 5.00%, 02/01/23	350	375,797
Series A, 5.00%, 08/01/23	420	461,237
Series B, 5.00%, 07/01/23	345	377,469
Series B, 5.00%, 08/01/23	185	203,164
Series C, 5.00%, 02/01/23	250	268,426
Series C, 5.50%, 07/01/23	90	96,957
Series D, 5.00%, 02/01/23	210	225,478
Series E, 5.00%, 06/01/23	100	109,003
Series E, 5.25%, 02/01/23	150	161,616
Series R, 4.00%, 07/01/23	90	96,752
Series R, 5.00%, 07/01/23	120	131,293
Series R-2015, 5.00%, 07/01/23	300	328,233
Series R-2017A, 5.00%, 08/01/23	215	236,109
Series R-2018D, 5.00%, 08/01/23	100	109,818
Series R-C, 5.00%, 07/01/23	375	410,292
State of Washington RB, Series C, 5.00%, 09/01/23	525	577,467
University of Washington RB
Series A, 4.00%, 12/01/23	145	158,153
Series B, 4.00%, 06/01/23	185	198,243
Series C, 5.00%, 12/01/23	215	239,500
Washington State University RB
5.00%, 04/01/23	315	339,690
5.00%, 10/01/23	120	132,180
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	16,672
		15,967,267
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	681,272
Series A, 5.00%, 11/01/23	55	61,012
Series A, 5.00%, 12/01/23	100	111,321
Series B, 5.00%, 06/01/23	125	136,255
Security	Par (000)	Value

West Virginia (continued)
West Virginia Parkways Authority RB, 5.00%, 06/01/23	$260	$283,409
West Virginia State School Building Authority Lottery RB,
Series A, 5.00%, 07/01/23	150	163,662
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	100	109,229
Series A-II, 5.00%, 11/01/23	80	88,420
		1,634,580
Wisconsin — 4.0%
City of Madison WI GO, Series A, 4.00%, 10/01/23	425	459,951
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	53,466
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	289,562
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	408,914
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,275	1,388,071
Series 2, 5.00%, 06/01/23	115	125,199
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	930	1,014,132
State of Wisconsin GO
5.00%, 11/01/23	430	477,210
Series D, 5.00%, 05/01/23	360	391,010
Series 1, 5.00%, 05/01/23	450	488,763
Series 1, 5.00%, 11/01/23	320	355,133
Series 2, 5.00%, 11/01/23	255	282,997
Series A, 5.00%, 05/01/23	100	108,614
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,085,564
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,171,129
Series B, 4.00%, 05/01/23	55	58,779
Series C, 5.00%, 05/01/23	40	43,445
State of Wisconsin RB, Series A, 5.00%, 05/01/23	350	379,634
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	101,994
Series 1, 5.00%, 07/01/23	350	382,444
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	704,675
Series 1, 5.00%, 07/01/27 (PR 01/01/24)	640	699,860
Series 1, 5.00%, 07/01/30 (PR 07/01/24)	240	262,447
Series 2, 5.00%, 07/01/23	255	278,638
Series A, 5.00%, 07/01/23	575	628,442
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	125,934
Series A, 5.00%, 11/15/23	40	44,464
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	250,254
		13,060,725
Total Municipal Debt Obligations — 98.8%
(Cost: $315,313,874)		322,375,030

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	91	$90,773

Total Short-Term Investments — 0.0%
(Cost: $90,773)		90,773

Total Investments in Securities — 98.8%
(Cost: $315,404,647)		322,465,803

Other Assets, Less Liabilities — 1.2%		4,016,815

Net Assets — 100.0%		$326,482,618

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$190,614	$—	$(99,903	)(a)	$62	$—	$90,773	91	$45	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations.	$—	$322,375,030	$—	$322,375,030
Money Market Funds	90,773	—	—	90,773
	$90,773	$322,375,030	$—	$322,465,803

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2021

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation	SAP	Subject to Appropriations
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation	ST	Special Tax
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation